Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid expenses and other current assets	Prepaid expenses and other current assets consist of the following:
	June 30, 2024	June 30, 2023
Other receivables, net(1)	$918,761	$1,286,920
Prepaid expenses(2)	65,802	54,281
Prepaid expenses and other current assets	$984,563	$1,341,201
(1)	Other receivable primarily includes prepaid VAT input tax in connection with the Company’s purchase of electronic component products from third-party suppliers when VAT invoices have not been received as of the balance sheet date. Other receivable also includes, advances to employees for business development and security deposits for operating leases. As of June 30, 2024, the balance of other receivable mainly consists of $457,056 of prepaid VAT input tax, $92,570 of advances to employees. $128,425 of outstanding bank deposits and $194,992 of security deposits for operating leases. All the June 30, 2023 other receivable balance and approximately 54.72% of the June 30, 2024 other receivable balance has been collected or settled.
(2)	Prepaid expenses include mainly prepayment for server upgrade cost.